Fair value measurements - Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	$ (1,793)	$ 0	$ 0
Ineffective portion of cash flow hedges	0	0	0
Total Gains/(Losses) on derivative instruments, net	(3,268)	(799)	91
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	(2,416)	(1,055)	0
Total Gains/(Losses) recognized	(5,684)	(1,854)	91
Credit Agricole and HSH Nordbank Swaps | Before hedging designation (August 31, 2014)
Derivative [Line Items]
Unrealized gains/(losses) from the Interest rate swaps agreements	0	(799)	91
Goldman Sachs Swaps | After de-designation of accounting hedging relationship (April 1, 2015)
Derivative [Line Items]
Unrealized gains/(losses) from the Interest rate swaps agreements	3,443	0	0
Realized gains/(losses) from the Interest rate swaps agreements	$ (4,918)	$ 0	$ 0